                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2013

Check here if Amendment: [ ]; Amendment Number: ______
  This Amendment (check only one): [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     V. Prem Watsa
Address:  95 Wellington Street West
          Suite 800
          Toronto, ON M5J 2N7

Form 13F File Number: 028-12556

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   V. Prem Watsa
Title:  N/A
Phone:  416-367-4941

Signature, Place, and Date of Signing:

/s/ V. Prem Watsa
-------------------------------            Toronto, ON          May 14, 2013

Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number  Name
028-12554             Fairfax Financial Holdings Limited